SEGMENTAL INFORMATION (Details Narrative)	Dec. 31, 2017 Member Segment
Disclosure of operating segments [line items]
Number of operating segment | Segment	2
Coalition And Loyalty Program Multiplus [Member]
Disclosure of operating segments [line items]
Number of member for loyalty coalition | Member	19,400,000